INVESTMENTS - Schedule of Digital Assets Held by Third-party Custodians (Details) $ in Thousands	Sep. 30, 2025 USD ($) crypto unit	Dec. 31, 2024 unit	Dec. 31, 2024 USD ($)	Dec. 31, 2024 crypto	Dec. 31, 2024 loan	Dec. 31, 2023 USD ($)
Crypto Assets Held As Colateral [Abstract]
Units | unit	2,988	4,988
Fair Value	$ 85,016		$ 64,439			$ 0
Liability for loan originations collateralized by digital assets	85,000		64,400
Digital Assets Held For Sale [Abstract]
Units | loan					2,509,392
Cost Basis	18,646		15,217
Fair Value	$ 25,169		23,127			5,865
Units subject to lock-up period				58,204	94,032
Bitcoin (BTC)
Crypto Assets Held As Colateral [Abstract]
Units | unit	661	531
Fair Value	$ 75,367		49,593			0
Ethereum (ETH)
Crypto Assets Held As Colateral [Abstract]
Units | unit	2,327	4,457
Fair Value	$ 9,649		14,846			0
Solana (SOL)
Digital Assets Held For Sale [Abstract]
Units	84,726	95,139			95,139
Cost Basis	$ 11,701		10,110
Fair Value	$ 17,687		18,020			0
Units subject to lock-up period | crypto	58,204
USD Coin
Digital Assets Held For Sale [Abstract]
Units	4,143,156	2,414,254			2,414,254
Cost Basis	$ 4,143		2,414
Fair Value	$ 4,143		2,414			0
USDT
Digital Assets Held For Sale [Abstract]
Units | unit	958,297	0
Cost Basis	$ 958		0
Fair Value	958		0
Other digital assets
Digital Assets Held For Sale [Abstract]
Cost Basis	1,844		2,693
Fair Value	2,381		2,693			$ 5,865
Digital assets, held- for- sale other than HASH
Digital Assets Held For Sale [Abstract]
Cost Basis	$ 1,500		$ 1,500